Assets and Disposal Groups Held for Sale - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sales of shares in associates	¥ 57,691	¥ 0	¥ 0
Revenue	4,581,551	4,263,762	4,027,478
Other	13,262	11,404	12,421
Proceeds from sales of business, net of cash and cash equivalents divested	20,556	19,959	7,958
Impairment of assets held for sale (Note 19)	6,812	¥ 1,685	¥ 4,693
Non-current assets held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss recognised in profit or loss	18,885
Proceeds from sales of shares in associates	56,525
Dividends received from associates, classified as investing activities	50,806
Revenue	1,727
Other	¥ 3,823